Organization and Principal Actitivies - Schedule of the VIEs Included in the Group’s Consolidated Statements of Comprehensive Income/(Loss) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of the VIEs Included in the Group’s Consolidated Statements of Comprehensive Income/(Loss) [Line Items]
Revenues	$ 1,138,052	$ 1,740,907	$ 1,928,497
Net Income (Loss)	(6,205,085)	(3,303,652)	(3,098,532)
VIEs [Member]
Schedule of the VIEs Included in the Group’s Consolidated Statements of Comprehensive Income/(Loss) [Line Items]
Revenues	1,138,052	1,702,643	1,928,497
Net Income (Loss)	$ 100,347	$ (2,224,767)	$ (1,842,498)